                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21466
                                   ---------

                    HYPERION COLLATERALIZED SECURITIES FUND
------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

ONE LIBERTY PLAZA, 165 BROADWAY 36TH FL., NEW YORK NY      10006-1404
------------------------------------------------------------------------------
(Address of principal executive offices)          (Zip code)

THOMAS F. DOODIAN   ONE LIBERTY PLAZA, 165 BROADWAY, NEW YORK NY 10006-1404
------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-549-8400

Date of fiscal year end:  JULY 31, 2005
                         --------------------
Date of reporting period: OCTOBER 31, 2004
                         --------------------

HYPERION COLLATERALIZED SECURITIES FUND, INC.
PORTFOLIO OF INVESTMENTS - (UNAUDITED)
October 31, 2004

                                                                               Principal
                                               Interest                          Amount
                                                 Rate         Maturity           (000s)                  Value
                                                 ----         --------           ------                 --------
ASSET-BACKED SECURITIES - 127.4%
  Aegis Asset Backed Securities Trust
    Series 2004-3N, Class N* ...............     5.25 %       09/25/34        $    3,837              $ 3,833,852
  Aerco Ltd.
    Series 2A, Class A3 ....................     2.33 +       07/15/25            17,745 @             12,776,220
  Aircraft Finance Trust
    Series 1999-1A, Classs A1(b) ...........     2.35 +       05/15/24             6,250 @              4,250,000
  Airplanes Pass Through Trust
    Series 1R, Class AB ....................     2.24 +       03/15/19            23,238 @             20,101,239
  Ameriquest Finance NIM Trust
    Series 2004-FRN1, Class A* .............     4.95         06/25/34             5,719                5,718,584
    Series 2004-RN5, Class A* ..............     5.19         06/25/34             5,687                5,685,660
                                                                                                      -----------
                                                                                                       11,404,244
                                                                                                      -----------
  Amortizing Residential Collateral Trust
    Series 2002-BC8, Class M3(b) ...........     3.93 +       11/25/32            11,000               11,018,029
    Series 2002-BC5, Class B(b) ............     4.18 +       07/25/32             7,704                7,625,242
    Series 2002-BC9, Class B(b) ............     4.43 +       12/25/32             2,238                2,211,480
    Series 2002-BC10, Class M3(b) ..........     5.18 +       01/25/33             1,507                1,528,399
                                                                                                      -----------
                                                                                                       22,383,150
                                                                                                      -----------
  AQ Finance NIM Trust
    Series 2003-N3A, Class Note* ...........     9.05         03/25/33               470                  468,898
    Series 2002-N4A, Class Note* ...........    10.33         09/25/32               422                  423,508
                                                                                                      -----------
                                                                                                          892,406
                                                                                                      -----------
  Argent NIM Trust
    Series 2004-WN3, Class A* ..............     5.93         03/25/34             5,660                5,660,224
    Series 2004-WN2, Class B* ..............     6.75         04/25/34             1,350                1,363,500
    Series 2004-WN10, Class B* .............     7.39         11/25/34             2,000                2,000,000
                                                                                                      -----------
                                                                                                        9,023,724
                                                                                                      -----------
  Argent Securities, Inc.
    Series 2004-W3, Class M5*(b) ...........     4.23 +       02/25/34             3,650                2,858,392
  Asset Backed Funding Certificates
    Series 2004-OPT4, Class M2(b) ..........     3.11 +       12/25/33             5,000                5,007,880
    Series 2003-HE6, Class M2(b) ...........     3.58 +       11/25/33             2,500                2,532,810
    Series 2004-FF1, Class M4(b) ...........     4.43 +       07/25/33             3,000                3,011,079
    Series 2004-OPT2, Class B(b) ...........     5.43 +       10/25/31             2,404                2,132,718
    Series 2004-OPT4, Class M6(b) ..........     5.43 +       11/25/32             1,950                1,914,370
    Series 2004-FF1, Class M6(b) ...........     5.43 +       12/25/32             2,200                1,995,230
    Series 2004-FF1, Class M7(b) ...........     5.43 +       07/25/32             3,000                2,536,524
                                                                                                      -----------
                                                                                                       19,130,611
                                                                                                      -----------
  Aviation Capital Group Trust
    Series 2000-1A, Class A1* ..............     2.35 +       11/15/25             5,000 @              3,650,000
    Series 2003-2A, Class B1* ..............     4.91 +       09/20/33             3,379                3,178,056
                                                                                                      -----------
                                                                                                        6,828,056
                                                                                                      -----------
  Carssx Finance Ltd.
    Series 2004-AA, Class B3* ..............     5.22 +       01/15/11             2,000                2,000,000
    Series 2004-AA, Class B4* ..............     7.37 +       01/15/11             3,000                3,000,000
                                                                                                      -----------
                                                                                                        5,000,000
                                                                                                      -----------
  CDC Mortgage Capital Trust
    Series 2004-HE4, Class M2*(b) ..........     3.14 +       02/26/35             5,000                5,000,000
    Series 2004-HE2, Class M3(b) ...........     3.43 +       07/26/34             4,909 @              4,908,759
                                                                                                      -----------
                                                                                                        9,908,759
                                                                                                      -----------

HYPERION COLLATERALIZED SECURITIES FUND, INC.
PORTFOLIO OF INVESTMENTS - (UNAUDITED)
October 31, 2004

                                                                                  Principal
                                               Interest                             Amount
                                                 Rate        Maturity               (000s)           Value
                                                 ----        --------               ------          --------
Centex Home Equity
  Series 2004-C, Class M5(b) .............      3.08 +       06/25/34                7,650 @        7,649,633
  Series 2004-A, Class M5 ................      3.68 +       01/25/34                3,000          2,995,068
  Series 2004-C, Class M7(b) .............      3.88 +       06/25/34                4,000          3,999,800
                                                                                                   ----------
                                                                                                   14,644,501
                                                                                                   ----------
Conseco Financial Securitizations Co.
  Series 2002-1, Class M1A ...............      3.89 +       12/01/33               16,500         12,375,000
Countrywide Asset-Backed Certificates
  Series 2004-4, Class M6(b) .............      3.78 +       02/25/34                4,000          3,999,804
  Series 2004-6, Class M7(b) .............      3.93 +       06/25/34                6,000 @        5,999,700
  Series 2004-6, Class B(b) ..............      4.93 +       03/25/34                5,000          4,917,580
                                                                                                   ----------
                                                                                                   14,917,084
                                                                                                   ----------
Equifirst Mortgage Loan Trust
  Series 2004-1, Class B1(b) .............      5.43 +       01/25/34                1,790          1,499,644
Equity One ABS, Inc.
  Series 2004-1, Class B2 ................      4.18 +       04/25/34                3,750          3,749,989
Fieldstone Mortgage Investment Corp.
  Series 2004-4, Class M2(b) .............      2.98 +       10/25/35               12,660         12,660,000
  Series 2004-2, Class M2(b) .............      3.08 +       07/25/34               10,000 @        9,999,520
  Series 2004-3, Class M5(b) .............      3.38 +       08/25/34                3,500 @        3,515,726
  Series 2004-1, Class M4(b) .............      3.58 +       01/25/35                2,615          2,610,507
                                                                                                   ----------
                                                                                                   28,785,753
                                                                                                   ----------
First Franklin Mortgage Loan Trust
  Series 2004-FF1, Class B1(b) ...........      3.53 +       11/25/34                5,000          4,993,850
  Series 2004-FFH3, Class M7(b) ..........      3.73 +       10/25/34                6,000          6,012,420
  Series 2003-FFH2, Class M4(b) ..........      3.93 +       02/25/34                2,000          2,017,580
  Series 2003-FFH1, Class M3(b) ..........      4.08 +       09/25/33                4,840          4,922,750
  Series 2003-FF1, Class M3V(b) ..........      4.43 +       03/25/33                4,000          4,059,832
  Series 2004-FF5, Class M7(b) ...........      4.43 +       08/25/34                5,000          5,025,380
  Series 2004-FF5, Class M9(b) ...........      4.93 +       08/25/34                2,750          2,419,516
  Series 2004-FF5, Class B*(b) ...........      4.93 +       08/25/34                2,750          2,252,093
  Series 2003-FFH2, Class M6(b) ..........      5.43 +       02/25/34                3,000          3,014,520
  Series 2003-FF5, Class M6(b) ...........      5.43 +       03/25/34                5,500          5,519,965
  Series 2004-FFH1, Class B*(b) ..........      5.43 +       03/25/34                4,529          3,930,601
  Series 2004-FF2, Class B*(b) ...........      5.43 +       03/25/34                3,749          3,255,962
  Series 2004-FFH2, Class M9(b) ..........      5.43 +       06/25/34                3,300          3,312,177
  Series 2004-FFH2, Class B1*(b) .........      5.43 +       06/25/34                3,000          2,523,093
  Series 2004-FF6, Class B3(b) ...........      5.43 +       07/25/34                2,500          2,516,450
  Series 2004-FFH3, Class B1*(b) .........      5.43 +       10/25/34                7,000          5,819,786
  Series 2004-FF3, Class B2(b) ...........      5.43 +       05/25/34                5,000          5,028,950
  Series 2004-FF4, Class B3(b) ...........      5.68 +       06/25/34                1,000          1,010,690
  Series 2003-FFH1, Class M6(b) ..........      5.93 +       09/25/33                3,283          3,282,826
                                                                                                   ----------
                                                                                                   70,918,441
                                                                                                   ----------
Fremont Home Loan Trust
  Series 2004-A, Class M3(b) .............      3.33 +       01/25/34                4,604          4,603,779
Fremont NIM Trust
  Series 2004-A, Class N* ................      4.75         01/25/34                2,954          2,946,218
Green Tree Financial Corp.
  Series 1997-5, Class A5 ................      6.62         05/15/29                3,161 @        3,347,738
  Series 1998-8, Class M2 ................      7.08         09/01/30                9,000          2,160,000
  Series 1997-2, Class A7 ................      7.62         06/15/28                1,326 @        1,458,392
                                                                                                   ----------
                                                                                                    6,966,130
                                                                                                   ----------
GSAMP Trust

HYPERION COLLATERALIZED SECURITIES FUND, INC.
PORTFOLIO OF INVESTMENTS - (UNAUDITED)
October 31, 2004

                                                                           Principal
                                               Interest                      Amount
                                                 Rate        Maturity        (000s)            Value
                                                 ----        --------        ------          --------
  Series 2003-AHL, Class B1(b) .............    5.93 +       10/25/33         3,454          3,544,916
Lehman ABS Manufactured Housing Contract
  Series 2002-A, Class A(b) ................    2.32 +       08/15/16        22,080 @       21,978,548
  Series 2002-A, Class M1 ..................    3.12 +       08/15/16         3,995 @        3,994,992
                                                                                            ----------
                                                                                            25,973,540
                                                                                            ----------
Long Beach Mortgage Loan Trust
  Series 2004-4, Class M5(b) ...............    3.03 +       10/25/34         8,500 @        8,507,276
  Series 2004-3, Class M6(b) ...............    3.36 +       07/25/34        10,000 @       10,018,660
  Series 2004-4, Class B*(b) ...............    4.93 +       10/25/34         5,000          3,985,520
  Series 2002-5, Class M3(b) ...............    5.18 +       11/25/32         2,500          2,549,515
  Series 2004-1, Class B*(b) ...............    5.43 +       02/25/34         9,000          7,886,808
                                                                                            ----------
                                                                                            32,947,779
                                                                                            ----------
Master Asset Backed Securities Trust
  Series 2002-OPT1, Class M5(b) ............    5.93 +       11/25/32         4,520          4,603,959
Meritage Mortgage Loan Trust
  Series 2004-1, Class M6(b) ...............    3.68 +       07/25/34         2,500          2,499,995
  Series 2003-1, Class M6(b) ...............    4.93 +       11/25/33         1,000            989,266
  Series 2003-1, Class M7(b) ...............    4.93 +       11/25/33         2,980          2,677,027
  Series 2004-1, Class B1*(b) ..............    5.43 +       07/25/34         2,920          2,490,503
  Series 2004-2, Class M10(b) ..............    5.43 +       01/25/35         4,635          4,077,641
                                                                                            ----------
                                                                                            12,734,432
                                                                                            ----------
Morgan Stanley ABS Capital
  Series 2004-HE4, Class M2(b) .............    3.23 +       05/25/34        10,000 @        9,999,510
  Series 2003-NC10, Class M2(b) ............    3.73 +       10/25/33        10,000 @       10,271,220
                                                                                            ----------
                                                                                            20,270,730
                                                                                            ----------
Novastar NIM Trust
  Series 2004-N1, Class N* .................    4.46         02/26/34         2,485          2,481,905
  Series 2004-N2, Class N* .................    4.46         06/26/34         3,622          3,608,244
                                                                                            ----------
                                                                                             6,090,149
                                                                                            ----------
Option One Mortgage Loan Trust
  Series 2004-1, Class M7*(b) ..............    5.43 +       01/25/34         4,800          4,190,626
Park Place Securities NIM Trust
  Series 2004-WCW1, Class N* ...............    5.65         09/25/34         4,667          4,665,170
Porter Square CDO
  Series 1A, Class C* ......................    5.62 +       08/15/38         2,000          2,000,000
Renaissance NIM Trust
  Series 2004-C, Class N* ..................    4.46         12/25/34         3,800          3,796,352
  Series 2004-B, Class N* ..................    5.19         08/26/34        11,010         11,009,842
                                                                                            ----------
                                                                                             14,806,194
                                                                                            ----------
Residential Asset Mortgage Products, Inc.
  Series 2004-RS1, Class MII4(b) ...........    3.73 +       01/25/34         5,625          5,624,719
Sail Net Interest Margin Notes
  Series 2004-4A, Class A* .................    5.00         04/27/34         3,288          3,287,509
  Series 2004-8A, Class A* .................    5.00         09/27/34         5,766          5,754,929
  Series 2004-BNCA, Class A* ...............    5.00         09/27/34         3,069          3,064,139
  Series 2004-2A, Class A* .................    5.50         03/27/34         4,515          4,507,662
  Series 2004-BNCA, Class B* ...............    6.75         09/27/34         4,563          4,524,271
  Series 2004-2A, Class B* .................    8.00         03/27/34         2,000          1,773,200
                                                                                            ----------
                                                                                            22,911,710
                                                                                            ----------
Sasco Mortgage Loan Trust
  Series 2004-GEL3, Class M1(b) ............    2.98 +       08/25/34         8,534          8,534,000
  Series 2004-GEL2, Class B*(c) ............    5.50/6.00    05/25/34         2,330          2,021,450

HYPERION COLLATERALIZED SECURITIES FUND, INC.
PORTFOLIO OF INVESTMENTS - (UNAUDITED)
October 31, 2004

                                                                                            Principal
                                                                Interest                      Amount
                                                                  Rate         Maturity       (000s)          Value
                                                                  ----         --------       ------         --------
                                                                                                           --------------
                                                                                                               10,555,450
                                                                                                           --------------
Sharps SP I LLC NIM Trust
  Series 2004-OP1N, Class NA* ...............................     5.19         04/25/34        5,530            5,523,868
  Series 2004-FM1N, Class N* ................................     6.16         09/25/33        1,301            1,301,568
  Series 2003-HE1N, Class N* ................................     6.90         11/25/33        1,956            1,966,228
  Series 2004-OP1N, Class NB* ...............................    10.00         04/25/34        2,000            1,778,000
                                                                                                           --------------
                                                                                                               10,569,664
                                                                                                           --------------
Structured Asset Investment Loan Trust
  Series 2004-8, Class M5(b) ................................     3.08 +       09/25/34       10,000 @         10,006,730
  Series 2003-BC8, Class M2(b) ..............................     3.68 +       08/25/33        5,000 @          5,066,955
  Series 2004-8, Class M7(b) ................................     3.78 +       09/25/34        7,750 @          7,750,814
  Series 2004-10, Class M7(b) ...............................     4.43 +       11/25/34        2,301            2,064,324
  Series 2004-5, Class B(b) .................................     4.43 +       05/25/34        7,514            7,206,099
  Series 2004-7, Class B(b) .................................     4.43 +       08/25/34        9,811            9,400,557
  Series 2004-8, Class B1(b) ................................     4.43 +       09/25/34        4,803            4,575,563
  Series 2004-BNC2, Class M7(b) .............................     4.46 +       12/25/34        3,150            2,818,399
  Series 2003-BC7, Class B(b) ...............................     4.93 +       07/25/33        7,563            7,529,413
  Series 2003-BC8, Class M4(b) ..............................     4.93 +       08/25/33        4,000            4,097,440
  Series 2003-BC11, Class B(b) ..............................     4.93 +       10/25/33        7,700            7,560,522
  Series 2004-2, Class B*(b) ................................     4.93 +       03/25/34        3,306            2,984,627
                                                                                                           --------------
                                                                                                               71,061,443
                                                                                                           --------------
UCFC Home Equity Loan
  Series 1998-D, Class BF1 ..................................     8.97         04/15/30          928              991,809
Vanderbilt Mortgage Finance
  Series 1998-D, Class 2B2(b) ...............................     4.59 +       07/07/15        3,760            3,762,519
Wells Fargo Home Equity
  Series 2004-2N, Class N2* .................................     8.00         10/26/34        8,125            7,777,762
                                                                                                           --------------
TOTAL ASSET-BACKED SECURITIES
     (Cost - $553,390,996)...................................                                                 554,879,763
                                                                                                           --------------
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 5.5%
SUBORDINATED COLLATERALIZED MORTGAGE OBLIGATIONS - 5.5%
  Resix Financial Ltd.
  Series 2004-B, Class B3* ..................................     2.76 +       02/10/36        6,236            6,236,136
  Series 2004-C, Class B7* ..................................     5.36 +       09/10/36        3,896            3,895,700
  Series 2004-B, Class B7* ..................................     5.86 +       02/10/36        1,773            1,778,674
  Series 2004-A, Class B7* ..................................     6.11 +       02/10/36        1,709            1,735,036
  Series 2003-D, Class B7* ..................................     7.61 +       12/10/35        4,734            4,925,160
  Series 2003-C, Class B7* ..................................     7.86 +       09/10/35        4,927            5,074,233
                                                                                                           --------------
TOTAL SUBORDINATED COLLATERALIZED MORTGAGE OBLIGATIONS
    (Cost - $23,645,020).....................................                                                  23,644,939
                                                                                                           --------------
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES
    (Cost - $23,645,020).....................................                                                  23,644,939
                                                                                                           --------------
SHORT TERM INVESTMENTS - 0.9%
SHORT TERM INVESTMENTS - 0.9%

Federal Home Loan Mortgage Discount Note
    (Cost - $3,999,808) .....................................     1.70 (a)     11/02/04        4,000            3,999,808
                                                                  ----         --------        -----       --------------
TOTAL INVESTMENTS - 133.8%
    (Cost - $581,035,824)++ .................................                                                 582,524,510
LIABILITIES IN EXCESS OF OTHER ASSETS - (33.8)% .............                                                (147,028,328)
                                                                                                           --------------
NET ASSETS - 100.0% .........................................                                              $  435,496,182
                                                                                                           ==============

HYPERION COLLATERALIZED SECURITIES FUND, INC.
PORTFOLIO OF INVESTMENTS - (UNAUDITED)
October 31, 2004

                                          Principal
              Interest                      Amount
                Rate        Maturity        (000s)            Value
                ----        --------        ------          --------


@   -  Portion or entire principal amount delivered as collateral for reverse repurchase agreements.

* - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

+   -  Variable Rate Security - Interest rate is the rate in effect October 31,
       2004.

(a) -  Zero Coupon Note - Interest rate represents current yield to maturity.

(b) - Security is a "step up" bond where coupon increases or steps up at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.

(c) - Security is a "step up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.

CDO -  Collateralized Debt Obligation

++ - At October 31, 2004, the aggregate cost of investments for income tax purposes was $581,035,824. Net unrealized appreciation aggregated
       $1,488,686 of which $5,149,436 related to appreciated investment securities and $3,660,750 related to depreciated investment securities.

HYPERION COLLATERALIZED SECURITIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS
October 31, 2004

At October 31, 2004, the Fund had the following reverse repurchase agreements outstanding:

Face Value                                Description                                         Maturity Amount
----------                                -----------                                         ---------------
$  1,321,000       Bear Stearns, 2.09%, dated 09/23/04, maturity date 11/18/04                 $   1,325,295
   9,077,000       CS First Boston, 2.22%, dated 10/25/04, maturity date 11/29/04                  9,096,591
   7,650,000       Greenwich Capital, 2.06%, dated 10/07/04, maturity date 11/10/04                7,664,856
   9,028,000       Greenwich Capital, 2.21%, dated 10/26/04, maturity date 11/29/04                9,046,833
   8,916,000       Greenwich Capital, 2.25%, dated 10/25/04, maturity date 11/29/04                8,935,515
   4,375,000       Lehman Brothers Inc., 1.99%, dated 10/05/04, maturity date 11/09/04             4,383,464
   8,700,000       Lehman Brothers Inc., 1.99%, dated 10/05/04, maturity date 11/09/04             8,716,832
   6,723,000       Lehman Brothers Inc., 2.15%, dated 10/08/04, maturity date 11/09/04             6,735,848
   3,000,000       Lehman Brothers, Inc., 2.09%, dated 10/14/04, maturity date 11/16/04            3,005,748
   6,503,000       Lehman Brothers, Inc., 2.07%, dated 10/13/04, maturity date 11/16/04            6,515,713
  21,300,000       Lehman Brothers, Inc., 1.94%, dated 10/07/04, maturity date 11/18/04           21,348,116
   3,795,000       Lehman Brothers, Inc., 1.96%, dated 10/07/04, maturity date 11/18/04            3,803,661
   3,004,000       Lehman Brothers, Inc., 2.06%, dated 10/26/04, maturity date 11/24/04            3,008,985
   5,535,000       Morgan Stanley, 2.04%, dated 10/14/04, maturity date 11/16/04                   5,545,350
   9,000,000       Morgan Stanley, 2.25%, dated 9/28/04, maturity date 11/23/04                    9,031,500
   4,418,000       Morgan Stanley, 2.15%, dated 10/07/04, maturity date 12/09/04                   4,434,623
   2,880,000       Wachovia Corp., 2.13%, dated 09/21/04, maturity date 11/23/04                   2,890,710
  13,600,000       Wachovia Corp., 2.13%, dated 09/21/04, maturity date 11/23/04                  13,650,575
   3,400,000       Wachovia Corp., 2.13%, dated 09/21/04, maturity date 11/23/04                   3,412,644
  10,647,000       Wachovia Corp., 2.25%, dated 09/29/04, maturity date 11/29/04                  10,687,592
------------                                                                                   -------------
$142,872,000
============
                   Maturity Amount, Including Interest Payable                                 $ 143,240,451
                                                                                               -------------
                   Market Value of Assets Sold Under Agreements                                $ 162,450,393
                                                                                               -------------
                   Weighted Average Interest Rate                                                       2.11%
                                                                                               -------------

The average daily balance of reverse repurchase agreements outstanding during the three months ended October 31, 2004, was approximately $105,800,728 at a weighted average interest rate of 0.58%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $143,072,716 as of October 29, 2004, which was 24.70% of total assets.

Item 2. Controls and Procedures.

     (a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

     (b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.


Item 3. Exhibits

     (a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hyperion Collateralized Securities Fund, Inc.


By:  /s/ Clifford E. Lai
     Clifford E. Lai
     Principal Executive Officer

Date:  December 30, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Clifford E. Lai
         Clifford E. Lai
         Principal Executive Officer

Date:  December 30, 2004

By:  /s/ Thomas F. Doodian
         Thomas F. Doodian
         Treasurer and Principal Financial Officer

Date:  December 30, 2004